SHARE-BASED COMPENSATION (Stock options issued and outstanding and exercisable) (Details) - shares	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	0	283,000	283,000
CAD | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	28,000
Weighted average remaining contractual life of outstanding share options	4 years 7 months 2 days
Options exercisable, number (in shares)	28,000
USD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	28,000	0